UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund: BlackRock Science and Technology Trust (BST)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Science and Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) September 30, 2018	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.8%

Auto Components — 0.6%
Veoneer, Inc.(a)(b)	72,500	$3,992,575

Automobiles — 0.7%
Tesla, Inc.(a)(b)	18,400	4,871,768

Diversified Consumer Services — 0.6%
Arco Platform, Ltd., Class A Class A(a)	202,229	4,610,821

Electronic Equipment, Instruments & Components — 0.7%
Isra Vision AG	42,725	2,147,853
Sunny Optical Technology Group Co. Ltd.	281,000	3,244,164

		5,392,017
Health Care Technology — 1.2%
Pingan Healthcare and Tech Placing (Acquired 04/27/18, cost $4,108,447), 0.00%(c)	582,478	3,852,320
Teladoc, Inc.(a)(b)	60,700	5,241,445

		9,093,765
Household Durables — 1.0%
Roku, Inc.(a)(b)	99,236	7,247,205

Internet & Direct Marketing Retail — 9.4%
Amazon.com, Inc.(a)(b)	22,040	44,146,120
Ensogo Ltd.(a)(d)	173,282	—
Farfetch, Ltd., Class A(a)	169,736	4,621,911
Jasper Infotech Private Ltd. (Acquired 08/8/15, cost $1,998,435), 0.00%(c)(d)	1,054	216,440
Meituan Dianping, Class B(a)	710,096	6,236,193
Netflix, Inc.(a)(b)	35,530	13,292,839

		68,513,503
Internet Software & Services — 24.2%
58.com, Inc. — ADR(a)(b)	52,400	3,856,640
Alibaba Group Holding Ltd. — ADR(a)(b)	122,040	20,107,310
Alphabet, Inc., Class A(a)(b)	27,602	33,317,822
Bandwidth, Inc., Class A(a)	87,595	4,692,464
Delivery Hero AG(a)(e)	90,732	4,356,861
DocuSign, Inc.(a)(b)	90,040	4,733,403
Eventbrite, Inc., Class A(a)	99,269	3,769,244
Facebook, Inc., Class A(a)(b)	71,400	11,742,444
IAC/InterActiveCorp(a)(b)	28,321	6,137,727
MercadoLibre, Inc.(b)	15,100	5,141,097
MongoDB, Inc.(a)(b)	33,711	2,749,132
Okta, Inc.(a)(b)	99,850	7,025,446
SendGrid, Inc.(a)	152,159	5,597,930
Shopify, Inc., Class A(a)(b)	33,800	5,558,748
Spotify Technology SA(a)(b)	20,709	3,744,809
Takeaway.com Holding BV(a)(e)	65,926	4,263,468
Tencent Holdings Ltd.	646,500	26,397,130
Twilio, Inc., Class A(a)(b)	101,800	8,783,304
Wix.com Ltd.(a)(b)	56,100	6,715,170

Security	Shares	Value
Internet Software & Services (continued)
Yandex NV, Class A(a)(b)	231,080	$7,600,221

		176,290,370
IT Services — 13.9%
Adyen NV(a)(e)	10,362	8,457,656
Endava PLC, ADR(a)	70,660	2,045,607
GMO Payment Gateway, Inc.	76,600	4,745,020
InterXion Holding NV(a)(b)	76,600	5,155,180
Mastercard, Inc., Class A(b)	92,600	20,613,686
Pagseguro Digital Ltd., Class A(a)(b)	209,708	5,802,620
PayPal Holdings, Inc.(a)(b)	99,400	8,731,296
Square, Inc., Class A(a)(b)	271,347	26,866,067
Visa, Inc., Class A(b)	127,100	19,076,439

		101,493,571
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc.(a)(b)	301,100	9,300,979
Aixtron SE(a)	228,476	2,308,869
ams AG	76,675	4,315,631
ASML Holding NV	61,901	11,622,195
Cree, Inc.(a)(b)	79,500	3,010,665
Lam Research Corp.(b)	41,701	6,326,042
Monolithic Power Systems, Inc.(b)	37,700	4,732,481
NVIDIA Corp.(b)	34,500	9,695,190
Qorvo, Inc.(a)(b)	57,600	4,428,864
Silicon Laboratories, Inc.(a)(b)	37,100	3,405,780
Skyworks Solutions, Inc.(b)	46,200	4,190,802
SOITEC(a)	87,725	6,085,838
STMicroelectronics NV	240,600	4,403,606
Taiwan Semiconductor Manufacturing Co. Ltd.	1,364,000	11,639,738

		85,466,680
Software — 30.7%
Activision Blizzard, Inc.(b)	152,453	12,682,565
Adobe Systems, Inc.(a)(b)	56,800	15,333,160
Altair Engineering, Inc., Class A(a)	154,413	6,709,245
Altium Ltd.	207,900	4,105,567
Atlassian Corp. PLC, Class A(a)(b)	56,500	5,431,910
Autodesk, Inc.(a)(b)	68,500	10,693,535
Avalara, Inc.(a)(b)	112,941	3,945,029
ForeScout Technologies, Inc.(a)(b)	88,255	3,332,509
Guidewire Software, Inc.(a)(b)	42,500	4,292,925
Kingdee International Software Group Co. Ltd.	5,638,000	6,119,561
Microsoft Corp.(b)	355,446	40,652,359
Pluralsight, Inc.(a)(b)	176,585	5,650,720
Proofpoint, Inc., Class A(a)(b)	46,900	4,986,877
PTC, Inc.(a)(b)	55,300	5,872,307
RIB Software SE	139,900	2,959,064
SailPoint Technologies Holding, Inc.(a)(b)	223,404	7,600,204

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
salesforce.com, Inc.(a)(b)	117,100	$18,622,413
ServiceNow, Inc.(a)(b)	38,210	7,475,022
Smartsheet, Inc., Class A(a)	54,391	1,700,263
SVMK, Inc.(a)	148,432	2,379,365
Tableau Software, Inc., Class A(a)(b)	42,300	4,726,602
Take-Two Interactive Software, Inc.(a)(b)	88,087	12,155,125
UbiSoft Entertainment SA(a)	79,425	8,576,368
Xero Ltd.(a)	120,100	4,249,828
Zendesk, Inc.(a)(b)	93,900	6,666,900
Zscaler, Inc.(a)(b)	68,630	2,798,731
Zuora, Inc., 6 mo. (Acquired 04/11/18, cost $2,920,897), 0.00%(c)	384,399	8,856,317
Zuora, Inc., Class A(a)(b)	216,261	4,997,792

		223,572,263
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.(b)	141,796	32,009,029

Wireless Telecommunication Services — 0.7%
Softbank Group Corp.	48,100	4,805,168

Total Common Stocks — 99.8% (Cost — $358,229,429)		727,358,735

Preferred Stocks — 2.2%

Internet Software & Services — 2.2%
Uber Technologies, Inc., Series E, (Acquired 12/04/14, cost $3,000,048), 0.00%(c)(d)	90,044	3,997,053

Security	Shares	Value
Internet Software & Services (continued)
Ant International Co., Limited, (Acquired 05/18/18, cost $6,492,863), 0.00%(c)(d)	1,157,373	$6,492,862
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $3,016,964), 0.00%(c)(d)	110,003	5,602,453

		16,092,368

Total Preferred Stocks — 2.2% (Cost — $12,509,875)		16,092,368

Total Long-Term Investments — 102.0% (Cost — $370,739,304)		743,451,103

Options Purchased — 0.0% (Cost — $411)		495

Total Investments Before Options Written — 102.0% (Cost — $370,739,715)		743,451,598

Options Written — (1.5)% (Premiums Received — $8,687,258)		(11,221,184)

Total Investments, Net of Options Written — 100.5% (Cost — $362,052,457)		732,230,414
Liabilities in Excess of Other Assets — (0.5)%		(3,407,988)

Net Assets — 100.0%		$728,822,426

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)

Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $29,017,445 and an original cost of $21,537,654, which was 4.0% of its net assets.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

During the period ended September 30, 2018, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,696,297	(4,696,297)	—	$—	$56,523		$—	$—
SL Liquidity Series, LLC, Money Market Series	3,497,053	(3,497,053)	—	—	147,618	(b)	(807)	169

				$—	$204,141		$(807)	$169

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
TWD	Taiwan New Dollar
USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
On Semiconductor Corp.	66	10/19/18	USD	23.00	USD	122	$495

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Adobe Systems, Inc.	50	10/05/18	USD	272.50	USD	1,350	$(9,900)
Alphabet, Inc., Class A	24	10/05/18	USD	1,215.00	USD	2,897	(19,920)
Autodesk, Inc.	18	10/05/18	USD	160.00	USD	281	(990)
Avalara, Inc.	132	10/05/18	USD	40.50	USD	461	(847)
Facebook, Inc., Class A	43	10/05/18	USD	167.50	USD	707	(5,009)
Microsoft Corp.	283	10/05/18	USD	109.00	USD	3,237	(157,773)
NVIDIA Corp.	45	10/05/18	USD	267.50	USD	1,265	(64,125)
NVIDIA Corp.	35	10/05/18	USD	282.50	USD	984	(13,212)
PayPal Holdings, Inc.	110	10/05/18	USD	90.00	USD	966	(4,070)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ServiceNow, Inc.	34	10/05/18	USD	200.00	USD	665	$(3,740)
Shopify, Inc., Class A	34	10/05/18	USD	150.00	USD	559	(49,640)
Spotify Technology SA	16	10/05/18	USD	192.50	USD	289	(680)
Square, Inc., Class A	362	10/05/18	USD	95.00	USD	3,584	(176,475)
Take-Two Interactive Software, Inc.	92	10/05/18	USD	135.00	USD	1,270	(36,800)
Tesla, Inc.	21	10/05/18	USD	325.00	USD	556	(724)
Twilio, Inc., Class A	118	10/05/18	USD	90.00	USD	1,018	(7,493)
Visa, Inc., Class A	108	10/05/18	USD	146.00	USD	1,621	(48,060)
Yandex NV, Class A	119	10/05/18	USD	33.50	USD	391	(4,165)
salesforce.com, Inc.	44	10/05/18	USD	150.00	USD	700	(40,590)
Activision Blizzard, Inc.	119	10/12/18	USD	73.50	USD	990	(119,000)
Adobe Systems, Inc.	75	10/12/18	USD	262.50	USD	2,025	(73,125)
Alibaba Group Holding Ltd. — ADR	28	10/12/18	USD	180.00	USD	461	(574)
Amazon.com, Inc.	25	10/12/18	USD	1,962.50	USD	5,008	(155,188)
Apple, Inc.	59	10/12/18	USD	227.50	USD	1,332	(14,219)
Cree, Inc.	107	10/12/18	USD	49.00	USD	405	(3,745)
Facebook, Inc., Class A	79	10/12/18	USD	167.50	USD	1,299	(15,958)
Microsoft Corp.	281	10/12/18	USD	113.00	USD	3,214	(68,143)
NVIDIA Corp.	37	10/12/18	USD	280.00	USD	1,040	(25,438)
PayPal Holdings, Inc.	57	10/12/18	USD	93.00	USD	501	(1,225)
ServiceNow, Inc.	33	10/12/18	USD	200.00	USD	646	(7,507)
Take-Two Interactive Software, Inc.	95	10/12/18	USD	140.00	USD	1,311	(20,187)
Twilio, Inc., Class A	64	10/12/18	USD	87.50	USD	552	(14,784)
salesforce.com, Inc.	86	10/12/18	USD	155.00	USD	1,368	(45,795)
58.com, Inc. — ADR	92	10/19/18	USD	70.00	USD	677	(46,460)
Activision Blizzard, Inc.	104	10/19/18	USD	75.00	USD	865	(89,180)
Adobe Systems, Inc.	73	10/19/18	USD	250.00	USD	1,971	(158,593)
Advanced Micro Devices, Inc.	531	10/19/18	USD	20.00	USD	1,640	(605,340)
Alibaba Group Holding Ltd. — ADR	76	10/19/18	USD	170.00	USD	1,252	(18,050)
Alphabet, Inc., Class A	13	10/19/18	USD	1,240.00	USD	1,569	(10,335)
Alphabet, Inc., Class A	1	10/19/18	USD	1,255.00	USD	121	(497)
Amazon.com, Inc.	8	10/19/18	USD	1,910.00	USD	1,602	(89,560)
Amazon.com, Inc.	7	10/19/18	USD	1,955.00	USD	1,402	(54,355)
Apple, Inc.	63	10/19/18	USD	230.00	USD	1,422	(14,332)
Atlassian Corp. PLC, Class A	197	10/19/18	USD	100.00	USD	1,894	(46,295)
Autodesk, Inc.	62	10/19/18	USD	155.00	USD	968	(26,505)
Avalara, Inc.	132	10/19/18	USD	40.00	USD	461	(7,920)
DocuSign, Inc.	175	10/19/18	USD	55.00	USD	920	(21,437)
Facebook, Inc., Class A	19	10/19/18	USD	175.00	USD	312	(1,548)
Guidewire Software, Inc.	116	10/19/18	USD	100.00	USD	1,172	(37,120)
IAC/InterActiveCorp	86	10/19/18	USD	190.00	USD	1,864	(233,060)
InterXion Holding NV	88	10/19/18	USD	70.00	USD	592	(2,860)
Mastercard, Inc., Class A	75	10/19/18	USD	220.00	USD	1,670	(39,563)
Microsoft Corp.	157	10/19/18	USD	115.00	USD	1,796	(26,926)
Microsoft Corp.	162	10/19/18	USD	110.00	USD	1,853	(83,025)
MongoDB, Inc.	114	10/19/18	USD	90.00	USD	930	(9,690)
Monolithic Power Systems, Inc.	130	10/19/18	USD	140.00	USD	1,632	(5,850)
Netflix, Inc.	26	10/19/18	USD	360.00	USD	973	(70,720)
Okta, Inc.	138	10/19/18	USD	70.00	USD	971	(43,470)
On Semiconductor Corp.	66	10/19/18	USD	24.00	USD	122	(330)
PTC, Inc.	193	10/19/18	USD	105.00	USD	2,049	(63,690)
Pagseguro Digital Ltd., Class A	577	10/19/18	USD	32.50	USD	1,597	(11,540)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
PayPal Holdings, Inc.	58	10/19/18	USD	92.50	USD	509	$(4,553)
Pluralsight, Inc.	396	10/19/18	USD	35.00	USD	1,267	(26,730)
Proofpoint, Inc.	164	10/19/18	USD	110.00	USD	1,744	(31,980)
Qorvo, Inc.	201	10/19/18	USD	80.00	USD	1,545	(16,582)
Roku, Inc.	194	10/19/18	USD	65.00	USD	1,417	(175,085)
SailPoint Technologies Holding, Inc.	86	10/19/18	USD	30.00	USD	293	(40,850)
ServiceNow, Inc.	66	10/19/18	USD	210.00	USD	1,291	(5,280)
Shopify, Inc., Class A	117	10/19/18	USD	140.00	USD	1,924	(291,915)
Silicon Laboratories, Inc.	204	10/19/18	USD	100.00	USD	1,873	(4,080)
Skyworks Solutions, Inc.	85	10/19/18	USD	90.00	USD	771	(21,887)
Spotify Technology SA	40	10/19/18	USD	180.00	USD	723	(27,000)
Take-Two Interactive Software, Inc.	80	10/19/18	USD	135.00	USD	1,104	(45,600)
Teladoc, Inc.	202	10/19/18	USD	75.00	USD	1,744	(247,450)
Veoneer, Inc.	150	10/19/18	USD	55.00	USD	826	(34,500)
Visa, Inc., Class A	163	10/19/18	USD	150.00	USD	2,446	(36,349)
Wix.com Ltd.	196	10/19/18	USD	105.00	USD	2,346	(306,740)
Yandex NV, Class A	201	10/19/18	USD	33.00	USD	661	(22,612)
Zendesk, Inc.	164	10/19/18	USD	65.00	USD	1,164	(109,880)
Zscaler, Inc.	200	10/19/18	USD	50.00	USD	816	(3,000)
Zuora, Inc., Class A	300	10/19/18	USD	25.00	USD	693	(15,000)
salesforce.com, Inc.	92	10/19/18	USD	160.00	USD	1,463	(26,956)
Advanced Micro Devices, Inc.	507	10/26/18	USD	30.00	USD	1,566	(181,253)
Alibaba Group Holding Ltd. — ADR	58	10/26/18	USD	170.00	USD	956	(18,995)
Amazon.com, Inc.	15	10/26/18	USD	1,982.50	USD	3,005	(135,975)
Apple, Inc.	18	10/26/18	USD	227.50	USD	406	(7,785)
Apple, Inc.	82	10/26/18	USD	217.50	USD	1,851	(88,150)
Cree, Inc.	80	10/26/18	USD	43.00	USD	303	(3,680)
Facebook, Inc., Class A	42	10/26/18	USD	170.00	USD	691	(11,865)
Microsoft Corp.	174	10/26/18	USD	115.00	USD	1,990	(46,545)
PayPal Holdings, Inc.	83	10/26/18	USD	95.50	USD	729	(6,059)
Roku, Inc.	195	10/26/18	USD	80.00	USD	1,424	(32,078)
Shopify, Inc., Class A	34	10/26/18	USD	170.00	USD	559	(17,170)
Square, Inc., Class A	460	10/26/18	USD	91.00	USD	4,554	(456,550)
Tableau Software, Inc., Class A	148	10/26/18	USD	116.00	USD	1,654	(31,450)
Take-Two Interactive Software, Inc.	46	10/26/18	USD	132.00	USD	635	(38,870)
Tesla, Inc.	22	10/26/18	USD	330.00	USD	582	(5,555)
Twilio, Inc., Class A	174	10/26/18	USD	86.50	USD	1,501	(73,080)
Visa, Inc., Class A	62	10/26/18	USD	149.00	USD	931	(23,560)
salesforce.com, Inc.	94	10/26/18	USD	157.50	USD	1,495	(45,825)
Activision Blizzard, Inc.	310	11/02/18	USD	82.00	USD	2,579	(110,050)
Alibaba Group Holding Ltd. — ADR	135	11/02/18	USD	170.00	USD	2,224	(62,775)
Alphabet, Inc., Class A	17	11/02/18	USD	1,210.00	USD	2,052	(67,405)
Autodesk, Inc.	57	11/02/18	USD	152.50	USD	890	(40,613)
Lam Research Corp.	83	11/02/18	USD	160.00	USD	1,259	(25,689)
Mastercard, Inc., Class A	175	11/02/18	USD	220.00	USD	3,896	(136,063)
Microsoft Corp.	157	11/02/18	USD	116.00	USD	1,796	(39,093)
Netflix, Inc.	25	11/02/18	USD	375.00	USD	935	(54,563)
PayPal Holdings, Inc.	39	11/02/18	USD	92.00	USD	343	(6,649)
Roku, Inc.	102	11/02/18	USD	73.50	USD	745	(53,040)
Skyworks Solutions, Inc.	85	11/02/18	USD	92.00	USD	771	(22,100)
Spotify Technology SA	16	11/02/18	USD	190.00	USD	289	(10,240)
Square, Inc., Class A	361	11/02/18	USD	95.00	USD	3,574	(280,678)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Yandex NV, Class A	142	11/02/18	USD	34.00	USD	467	$(19,525)
salesforce.com, Inc.	47	11/02/18	USD	160.00	USD	747	(19,152)
58.com, Inc. — ADR	91	11/07/18	USD	82.59	USD	670	(10,275)
Amazon.com, Inc.	22	11/09/18	USD	2,015.00	USD	4,407	(192,060)
Apple, Inc.	64	11/09/18	USD	225.00	USD	1,445	(52,000)
NVIDIA Corp.	72	11/09/18	USD	275.00	USD	2,023	(113,580)
Netflix, Inc.	47	11/09/18	USD	380.00	USD	1,758	(98,465)
salesforce.com, Inc.	46	11/09/18	USD	162.50	USD	732	(16,100)
Advanced Micro Devices, Inc.	618	11/16/18	USD	33.00	USD	1,909	(167,478)
Alibaba Group Holding Ltd. — ADR	130	11/16/18	USD	170.00	USD	2,142	(80,600)
Avalara, Inc.	131	11/16/18	USD	45.00	USD	458	(10,152)
DocuSign, Inc.	140	11/16/18	USD	53.00	USD	736	(49,565)
Facebook, Inc., Class A	66	11/16/18	USD	170.00	USD	1,085	(39,270)
ForeScout Technologies, Inc.	310	11/16/18	USD	40.00	USD	1,171	(39,525)
Mastercard, Inc., Class A	76	11/16/18	USD	230.00	USD	1,692	(30,780)
MercadoLibre, Inc.	83	11/16/18	USD	330.00	USD	2,826	(277,220)
Microsoft Corp.	41	11/16/18	USD	115.00	USD	469	(13,940)
Netflix, Inc.	26	11/16/18	USD	370.00	USD	973	(70,395)
Okta, Inc.	274	11/16/18	USD	60.00	USD	1,928	(319,210)
Okta, Inc.	137	11/16/18	USD	70.00	USD	964	(66,445)
Pagseguro Digital Ltd., Class A	576	11/16/18	USD	32.50	USD	1,594	(59,040)
Roku, Inc.	65	11/16/18	USD	75.00	USD	475	(40,300)
Square, Inc., Class A	321	11/16/18	USD	95.00	USD	3,178	(312,173)
Veoneer, Inc.	110	11/16/18	USD	55.00	USD	606	(43,450)
Visa, Inc., Class A	111	11/16/18	USD	150.00	USD	1,666	(46,898)

Total							$(8,842,382)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Softbank Group Corp.	Morgan Stanley & Co. International PLC	16,800	10/03/18	JPY	10,637.09	JPY	190,690	$(107,715)
ams AG	Goldman Sachs International	17,400	10/03/18	CHF	81.99	CHF	961	—
Zuora, Inc., Class A	Citibank N.A.	11,100	10/04/18	USD	31.29	USD	257	(1)
Aixtron SE	Credit Suisse International	42,000	10/09/18	EUR	12.34	EUR	365	(10)
Delivery Hero AG	Credit Suisse International	15,000	10/09/18	EUR	49.00	EUR	620	(5)
Kingdee International Software Group Co. Ltd.	Societe Generale	328,000	10/09/18	HKD	10.01	HKD	2,788	(2,493)
Altair Engineering, Inc., Class A	JPMorgan Chase Bank N.A.	24,600	10/11/18	USD	41.88	USD	1,069	(46,283)
RIB Software SE	UBS AG	41,000	10/12/18	EUR	19.33	EUR	747	(8,905)
Altair Engineering, Inc., Class A	JPMorgan Chase Bank N.A.	29,400	10/15/18	USD	40.25	USD	1,277	(98,240)
Takeaway.com Holding BV	UBS AG	8,000	10/16/18	EUR	68.19	EUR	446	(57)
Aixtron SE	Deutsche Bank AG	31,500	10/17/18	EUR	11.84	EUR	274	(142)
Delivery Hero AG	Credit Suisse International	17,700	10/17/18	EUR	46.20	EUR	732	(384)
RIB Software SE	Deutsche Bank AG	41,000	10/17/18	EUR	21.57	EUR	747	(966)
Bandwidth, Inc., Class A	Citibank N.A.	15,800	10/19/18	USD	45.25	USD	846	(133,966)
Isra Vision AG	Morgan Stanley & Co. International PLC	7,100	10/23/18	EUR	55.53	EUR	307	(878)
Takeaway.com Holding BV	UBS AG	8,000	10/23/18	EUR	68.19	EUR	446	(225)
Tencent Holdings Ltd.	Goldman Sachs International	116,800	10/23/18	HKD	370.18	HKD	37,334	(3,867)
Altium Ltd.	UBS AG	67,300	10/24/18	AUD	28.94	AUD	1,839	(59,753)
GMO Payment Gateway, Inc.	Goldman Sachs International	26,800	10/24/18	JPY	6,816.36	JPY	188,625	(103,510)

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
ASML Holding NV	Credit Suisse International	10,800	10/26/18	EUR	169.43	EUR	1,746	$(33,257)
Kingdee International Software Group Co. Ltd.	Morgan Stanley & Co. International PLC	876,000	10/26/18	HKD	8.67	HKD	7,446	(67,586)
Xero Ltd.	Morgan Stanley & Co. International PLC	42,000	10/26/18	AUD	47.35	AUD	2,056	(80,736)
Guidewire Software, Inc.	Barclays Bank PLC	11,700	10/30/18	USD	100.79	USD	1,182	(40,732)
InterXion Holding NV	Barclays Bank PLC	18,000	10/30/18	USD	69.21	USD	1,211	(12,337)
SOITEC	Barclays Bank PLC	13,000	10/30/18	EUR	65.94	EUR	777	(9,099)
STMicroelectronics NV	Goldman Sachs International	26,600	10/30/18	EUR	16.52	EUR	419	(12,765)
SailPoint Technologies Holding, Inc.	Barclays Bank PLC	26,500	10/30/18	USD	35.46	USD	902	(27,182)
SendGrid, Inc.	UBS AG	55,000	10/30/18	USD	36.82	USD	2,023	(133,611)
Takeaway.com Holding BV	UBS AG	8,000	10/30/18	EUR	68.19	EUR	446	(522)
UbiSoft Entertainment SA	Goldman Sachs International	15,700	10/30/18	EUR	90.28	EUR	1,460	(95,508)
Adyen NV	Morgan Stanley & Co. International PLC	3,600	10/31/18	EUR	642.99	EUR	2,531	(331,755)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	550,000	10/31/18	HKD	8.83	HKD	4,675	(41,967)
Smartsheet, Inc., Class A	Morgan Stanley & Co. International PLC	19,000	10/31/18	USD	31.62	USD	594	(31,101)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	135,000	10/31/18	USD	260.10	USD	35,174	(35,815)
Tencent Holdings Ltd.	Deutsche Bank AG	109,500	10/31/18	HKD	317.20	HKD	35,001	(217,132)
ASML Holding NV	Morgan Stanley & Co. International PLC	12,000	11/01/18	EUR	164.65	EUR	1,941	(59,206)
Altium Ltd.	Goldman Sachs International	47,000	11/01/18	AUD	27.18	AUD	1,284	(75,072)
Kingdee International Software Group Co. Ltd.	UBS AG	218,000	11/01/18	HKD	8.79	HKD	1,853	(17,312)
SailPoint Technologies Holding, Inc.	Citibank N.A.	21,500	11/01/18	USD	32.97	USD	731	(53,304)
Bandwidth, Inc., Class A	Barclays Bank PLC	16,800	11/02/18	USD	55.25	USD	900	(36,291)
Pluralsight, Inc.	Barclays Bank PLC	22,200	11/08/18	USD	33.85	USD	710	(38,623)
SailPoint Technologies Holding, Inc.	Citibank N.A.	21,500	11/09/18	USD	32.97	USD	731	(57,890)
Zendesk, Inc.	UBS AG	16,400	11/12/18	USD	69.81	USD	1,164	(85,303)
Isra Vision AG	Barclays Bank PLC	7,800	11/20/18	EUR	45.37	EUR	338	(23,310)
SOITEC	Barclays Bank PLC	17,000	11/20/18	EUR	71.40	EUR	1,016	(8,407)
STMicroelectronics NV	Credit Suisse International	21,600	11/20/18	EUR	16.57	EUR	340	(14,857)
Sunny Optical Technology Group Co. Ltd.	Goldman Sachs International	98,300	11/20/18	HKD	92.66	HKD	8,884	(72,393)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	343,000	11/20/18	USD	270.30	USD	89,369	(60,725)
UbiSoft Entertainment SA	Credit Suisse International	12,000	11/20/18	EUR	97.88	EUR	1,116	(37,604)

								$(2,378,802)

7

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Auto Components	$3,992,575	$—	$—	$3,992,575
Automobiles	4,871,768	—	—	4,871,768
Diversified Consumer Services	4,610,821	—	—	4,610,821
Electronic Equipment, Instruments & Components	—	5,392,017	—	5,392,017
Health Care Technology	5,241,445	3,852,320	—	9,093,765
Household Durables	7,247,205	—	—	7,247,205
IT Services	96,748,551	4,745,020	—	101,493,571
Internet & Direct Marketing Retail	68,297,063	—	216,440	68,513,503
Internet Software & Services	145,536,379	30,753,991	—	176,290,370
Semiconductors & Semiconductor Equipment	45,090,803	40,375,877	—	85,466,680
Software	188,705,558	34,866,705	—	223,572,263
Technology Hardware, Storage & Peripherals	32,009,029	—	—	32,009,029
Wireless Telecommunication Services	—	4,805,168	—	4,805,168

8

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Preferred Stocks	$—	$—	$16,092,368	$16,092,368
Options Purchased	495	—	—	495

	$602,351,692	$124,791,098	$16,308,808	$743,451,598

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(8,781,695)	$(2,439,489)	$—	$(11,221,184)

(a)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1 (a)	Transfers into Level 2 (a)	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks	$—	$10,286,668	$10,286,668	$—

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or rend of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2017	$—	$14,005,465	$14,005,465
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	216,440	(511,438)	(294,998)
Purchases	—	8,491,298	8,491,298
Sales	—	(5,892,957)	(5,892,957)

Closing Balance, as of September 30, 2018	$216,440	$16,092,368	$16,308,808

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2018(b)	$216,440	$(970,134)	$(753,694)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2018 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

9

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Science and Technology Trust (BST)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized
Assets:
Common Stocks	$216,440	Market	Revenue Multiple(a)	7.75x
Preferred Stocks(b)	16,092,368	Market	Revenue Multiple(a)	6.58x
			Recent Transactions(a)	—

	$16,308,808

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
(b)

For the year period September 30, 2018, the valuation technique for investments classified as preferred stocks amounting to $3,997,053 changed to Current Value. The investments were previously valued utilizing Transaction Price. The change was due to consideration of the information that was available at the time the investments were valued.

10

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Science and Technology Trust

Date: November 19, 2018